JPMORGAN TRUST I

270 PARK AVENUE

NEW YORK, NEW YORK 10017

August 4, 2017

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Attention: Filing Desk

RE:	JPMorgan Trust I (the “Trust”), on behalf of
JPMorgan SmartRetirement Blend 2035 Fund (the “Fund”)
File Nos. 333-103022 and 811-21295

Ladies and Gentlemen:

On behalf of the Trust, we hereby submit for filing pursuant to Rule 497 under the Securities Act of 1933 and under the Investment Company Act of 1940, exhibits containing interactive data format risk/return summary information for the Fund. These exhibits contain the risk/return summary information in the prospectuses for the Fund dated November 1, 2016, as supplemented July 19, 2017. The purpose of this filing is to submit the XBRL information from the Rule 497 filing dated July 19, 2017 for the Fund.

Please contact the undersigned at 614-213-4042 if you have any questions concerning this filing.

Very truly yours,

/s/ Jessica K. Ditullio

Jessica K. Ditullio

Assistant Secretary

Exhibit Index

Exhibit Number	Description

EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase